Prepayments and Other Current Assets (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2012 USD ($)		Dec. 31, 2012 CNY		Dec. 31, 2011 CNY		Dec. 31, 2012 Beijing Giant Zhengtu Network Technology Co Ltd CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Percentage Of Value Added Tax Refund	14.00%		14.00%
Proceeds receivable on deconsolidation of a subsidiary					28,625,000	[1]	28,625,000
Initial Purchase Consideration of land	13,659,514		85,100,136
Proceeds from sales of land	8,195,708		51,060,082
Receivable from sales of land use right	5,463,805	[2]	34,040,054	[2]
Prepaid game distribution license fee					14,392,878	[3]
Amortization Period	3 years		3 years

[1]	The Group had a receivable due from the shareholder of Beijing Giant Zhengtu amounting to RMB 28,625,000 due to the disposition of Beijing Giant Zhengtu in 2010, which was paid in full in April 2012.
[2]	In May 2012, the Zhuhai Land and Resources Bureau (the "Zhuhai Bureau") decided to retrieve a parcel of land the Company purchased from it back in 2009 with consideration almost equaling to the original purchase price of RMB85,100,136 (US$13,659,514). The Company received RMB51,060,082 (US$ 8,195,708) from the Zhuhai Bureau as at December 31, 2012 and the remaining balance of RMB34,040,054 (US$5,463,805) is expected to be received within one year according to the repayment schedule.
[3]	During January 2010, and February 2010, respectively, the Group entered into third party online game license agreements, to which the Group was required to make certain upfront payments totaling RMB14,392,878, which was recorded as a prepaid game distribution license fee as of December 31, 2011. During the year ended December 31, 2012, this amount was reclassified to other assets upon the commercial launch of the respective games and will be amortized over three years.